Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	$ 4,172
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 109	4,172
Banco De Credito E Inversiones [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 97	2,037
Banco De Credito E Inversiones [Member] | Less than 90 Days [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 97	2,037
Banco Santander [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Amortization	At maturity
Current, Maturity	$ 12	2,135
Banco Santander [Member] | Less than 90 Days [Member] | Enel Generacion Chile S.A. [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12	$ 2,135